Segment information - Segment revenues - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	€ 42,522	€ 42,270	€ 42,238
External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	42,522	42,270	42,238
Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,417	7,276	7,111
Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	10,652	10,317	10,544
Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	9,088	9,277	9,508
IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,407	3,252	3,004
Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,702	8,255	7,933
Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,070	2,821	3,146
Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,186	1,072	991
Telecom activities and Mobile Financial Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	42,522	42,270	42,238
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	42,530	42,277	42,242
Inter-operating segments	7	7	4
Telecom activities, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	42,522	42,270	42,238
Telecom activities, operating segment [member] | Operating segments [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,417	7,276	7,111
Telecom activities, operating segment [member] | Operating segments [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	10,652	10,317	10,545
Telecom activities, operating segment [member] | Operating segments [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	9,089	9,278	9,509
Telecom activities, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,411	3,256	3,006
Telecom activities, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,702	8,255	7,933
Telecom activities, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,070	2,821	3,146
Telecom activities, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,188	1,073	992
France (excluding Enterprise), operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	18,092	18,461	18,154
Inter-operating segments	603	667	662
France (excluding Enterprise), operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	17,489	17,794	17,492
France (excluding Enterprise), operating segment [member] | Operating segments [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,697	4,559	4,397
France (excluding Enterprise), operating segment [member] | Operating segments [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,276	2,245	2,324
France (excluding Enterprise), operating segment [member] | Operating segments [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,872	3,959	4,086
France (excluding Enterprise), operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,313	5,866	5,487
France (excluding Enterprise), operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,226	1,187	1,351
France (excluding Enterprise), operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	708	644	509
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	10,579	10,580	11,051
Inter-operating segments	131	113	126
Europe (excluding France), operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	10,449	10,467	10,925
Europe (excluding France), operating segment [member] | Operating segments [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,720	2,717	2,714
Europe (excluding France), operating segment [member] | Operating segments [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,887	3,038	3,304
Europe (excluding France), operating segment [member] | Operating segments [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,087	1,083	1,145
Europe (excluding France), operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	352	310	239
Europe (excluding France), operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,886	1,924	1,959
Europe (excluding France), operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,490	1,375	1,518
Europe (excluding France), operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	157	134	173
Spain, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,720	4,951	5,280
Inter-operating segments	48	43	50
Spain, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,672	4,908	5,230
Spain, operating segment [member] | Operating segments [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,870	1,984	2,092
Spain, operating segment [member] | Operating segments [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	880	1,012	1,161
Spain, operating segment [member] | Operating segments [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	435	471	501
Spain, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	14	8	6
Spain, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	900	916	901
Spain, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	621	547	620
Spain, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1	12	0
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,870	5,638	5,783
Inter-operating segments	94	79	88
Other European countries, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,776	5,559	5,695
Other European countries, operating segment [member] | Operating segments [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	850	733	623
Other European countries, operating segment [member] | Operating segments [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,007	2,026	2,143
Other European countries, operating segment [member] | Operating segments [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	652	611	644
Other European countries, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	338	301	232
Other European countries, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	998	1,017	1,071
Other European countries, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	869	828	898
Other European countries, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	155	122	173
Europe, operating segment eliminations [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(11)	(9)	(12)
Inter-operating segments	(11)	(9)	(12)
Europe, operating segment eliminations [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(11)	(9)	(12)
Europe, operating segment eliminations [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	0
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	6,381	5,834	5,646
Inter-operating segments	165	175	216
Africa and Middle-East, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	6,216	5,660	5,430
Africa and Middle-East, operating segment [member] | Operating segments [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,884	4,420	4,230
Africa and Middle-East, operating segment [member] | Operating segments [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	664	562	493
Africa and Middle-East, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	31	25	14
Africa and Middle-East, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	654	695	780
Africa and Middle-East, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	112	89	96
Africa and Middle-East, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	36	43	32
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,757	7,807	7,820
Inter-operating segments	386	402	383
Enterprise, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,371	7,405	7,437
Enterprise, operating segment [member] | Operating segments [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	636	649	727
Enterprise, operating segment [member] | Operating segments [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,633	3,851	3,963
Enterprise, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,195	3,086	2,909
Enterprise, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	42	45	34
Enterprise, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	250	175	187
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,515	1,450	1,498
Inter-operating segments	517	506	543
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	998	944	955
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,056	1,038	1,077
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	460	412	421
Telecom activities, operating segment, eliminations [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(1,795)	(1,855)	(1,926)
Inter-operating segments	(1,795)	(1,855)	(1,926)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(31)	(35)	(40)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(168)	(177)	(178)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(167)	(164)	(155)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(1,249)	(1,313)	(1,404)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(8)	(5)	(6)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(172)	(160)	(142)
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(7)	(7)	(4)
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(7)	(7)	(4)
Inter-operating segments	(7)	(7)	(4)
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	0	0	0
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(1)	0	0
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(4)	(4)	(3)
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	0
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	0	0	0
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	€ (2)	€ (2)	€ (1)